Net Loss per Common Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Net Loss per Common Share

13. Net Loss per Common Share

The following table presents the calculation of basic and diluted net loss per common share:

	Year Ended December 31,
	2015	2016	2017
Numerator:
Net loss and comprehensive loss	$(46,515,956)	$(27,124,637)	$(51,006,094)
Denominator:
Weighted-average number of common shares used in net loss per common share -- basic and diluted	5,795,040	8,428,366	13,870,949
Net loss per common share -- basic and diluted	$(8.03)	$(3.22)	$(3.68)

Shares outstanding presented below were excluded from the calculation of diluted net loss per share, prior to the use of the treasury stock method, as their effect is anti-dilutive:

	Year Ended December 31,
	2015	2016	2017
Convertible preferred stock	23,269,107	26,416,896	—
Common stock under option	2,474,215	3,831,237	6,355,581
Common stock warrants	—	—	14,064
Total	25,743,322	30,248,133	6,369,645